BUSINESS COMBINATIONS (Detail Textuals) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 03, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022
Acquired Indefinite-Lived Intangible Assets [Line Items]
Revenues			$ 409,049	$ 245,274	$ 136,375
Borderfree Acquisition [Member]
Acquired Indefinite-Lived Intangible Assets [Line Items]
Total purchase consideration						$ 101,880
Working capital adjustments						$ 101,880
Revenues		$ 22,034
Business acquisition transaction cost		$ 8,492	$ 8,492
Flow Acquisition [Member]
Acquired Indefinite-Lived Intangible Assets [Line Items]
Total purchase consideration	$ 387,003
Working capital adjustments	233,074
Fair value in share	153,929
Consideration paid	$ 24,323
Issued shares	439,200
Value of issuance of restricted share unit	$ 13,590
Revenues	$ 21,151